Commitments and Contingencies - Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 3,700	$ 796	$ 324
2014	8,283
2015	8,201
2016	6,009
2017	5,175
2018	3,009
2019 and thereafter	9,759
Total	$ 40,436